Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Sep. 27, 2025	Sep. 28, 2024	Sep. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table sets forth information on pay versus performance including the relationship between executive compensation actually paid. As the Company does not have an equity compensation plan, there are no adjustments needed from the compensation in the Summary Compensation Table and compensation actually paid.

(a)	(b)	(c)	(d)	(e)	(f)	(g)
Year	Summary Compensation Table Total for PEO (1)(2)	Compensation Actually Paid to PEO (1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1)(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (1)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Net Income ($)
2025	$1,574,000	$1,574,000	$817,667	$817,667	$120.28	$8,017,000
2024	$1,297,000	$1,297,000	$706,333	$706,333	$110.74	$5,300,000
2023	$1,635,000	$1,635,000	$762,333	$762,333	$130.21	$5,416,000
(1)	This table does not include incidental personal benefits of a limited nature. Although the amount of such benefits and extent to which they are related to job performance cannot be ascertained specifically, we have concluded the aggregate per Named Executive Officer does not exceed $10,000.
(2)	PEO for all periods presented is James G. Flanigan.
(3)	Non-PEO Named Executive Officers for all periods presented are Jeffrey D. Kastner, August Bucci, and Christopher O’Neil.

PEO Total Compensation Amount	[1],[2]	$ 1,574,000	$ 1,297,000	$ 1,635,000
PEO Actually Paid Compensation Amount	[1],[2]	1,574,000	1,297,000	1,635,000
Non-PEO NEO Average Total Compensation Amount	[2],[3]	817,667	706,333	762,333
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 817,667	706,333	762,333
Compensation Actually Paid vs. Total Shareholder Return

The following graphs set forth the relationships between compensation actually paid to the PEO and the average compensation actually paid to our non-PEO NEOs as compared to the performance metrics of total shareholder return and net income.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount		$ 120.28	110.74	130.21
Net Income (Loss)		$ 8,017,000	$ 5,300,000	$ 5,416,000
PEO Name		James G. Flanigan	James G. Flanigan	James G. Flanigan

[1]	PEO for all periods presented is James G. Flanigan.
[2]	This table does not include incidental personal benefits of a limited nature. Although the amount of such benefits and extent to which they are related to job performance cannot be ascertained specifically, we have concluded the aggregate per Named Executive Officer does not exceed $10,000.
[3]	Non-PEO Named Executive Officers for all periods presented are Jeffrey D. Kastner, August Bucci, and Christopher O’Neil.